FAIR VALUE MEASUREMENTS (Details) - USD ($)	3 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
FAIR VALUE MEASUREMENTS
Cash held in Trust Account	$ 334,370,632	$ 334,319,993
Cash and marketable securities held in Trust Account	674	1,138
Warrant Liability	26,939,001	36,975,099
Transfers into or out of Level 3	0
Gross holding gains and fair value of held-to-maturity securities
Amortized Cost		334,319,993
Gross Holding Loss		(1,804)
Fair Value		334,318,189
U.S. Treasury Securities
FAIR VALUE MEASUREMENTS
Cash held in Trust Account		1,138
Cash and marketable securities held in Trust Account		334,319,993
Gross holding gains and fair value of held-to-maturity securities
Amortized Cost	334,370,632
Gross Holding Gain	5,024
Fair Value	334,375,656
Level 1
Gross holding gains and fair value of held-to-maturity securities
Amortized Cost		334,319,993
Gross Holding Loss		(1,804)
Fair Value		334,318,189
Level 1 | Public Warrants
FAIR VALUE MEASUREMENTS
Warrant Liability	17,045,001	23,395,099
Level 1 | U.S. Treasury Securities
FAIR VALUE MEASUREMENTS
Cash and marketable securities held in Trust Account	334,375,656	334,318,189
Level 3 | Private Placement Warrants
FAIR VALUE MEASUREMENTS
Warrant Liability	$ 9,894,000	$ 13,580,000